Convertible Preferred Stock (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Feb. 29, 2024 shares	Feb. 23, 2024 $ / shares	Feb. 14, 2024 shares	Dec. 31, 2022 $ / shares shares	Nov. 19, 2019 shares	Nov. 14, 2019 shares	Dec. 31, 2018 shares
Convertible Preferred Stock [Line Items]
Capital stock authorized (in Shares)	75,120,105					75,120,105
Common stock issued (in Shares)	9,068,899					9,044,733
Shares of convertible preferred stock (in Shares)	27,920,467
Classes of stock par value | $ / shares	$ 1.7571			$ 0.25
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001
Shares issued (in Shares)	500,000		10,039						100
Perferred share (in Shares)					3,999,997			2,845,597
Non cumulative dividends rate | $ / shares	$ 0.1406
Conversion price per share | $ / shares	0.8059	$ 1
Conversion of common stock | $ / shares	$ 3.5142
Aggregate cash proceeds (in Dollars) | $	$ 60,000,000
Percentage of outstanding shares	60.00%
Percentage of dividing original issue price	100.00%
Minimum [Member]
Convertible Preferred Stock [Line Items]
Conversion ratio equal	0.0806
Maximum [Member]
Convertible Preferred Stock [Line Items]
Conversion ratio equal	0.1757
Common Stock [Member]
Convertible Preferred Stock [Line Items]
Common stock issued (in Shares)	45,350,000
Classes of stock par value | $ / shares	$ 1
Shares issued (in Shares)		8,175,166
Conversion price per share | $ / shares		$ 0.224
Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares of convertible preferred stock (in Shares)	29,770,105
Conversion price per share | $ / shares	$ 0.8059
Series A Preferred Stock
Convertible Preferred Stock [Line Items]
Common stock issued (in Shares)	3,999,997
Shares of convertible preferred stock (in Shares)	22,764,764
Shares issued (in Shares)	1,500
Perferred share (in Shares)					415,498		2,845,597
Conversion price per share | $ / shares		750
Preferred stock | $ / shares	$ 1.7571	$ 1,000
Noncumulative Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Non cumulative dividends rate | $ / shares	0.0645
Common Stock [Member]
Convertible Preferred Stock [Line Items]
Classes of stock par value | $ / shares	$ 0.0001
Common Stock [Member] | Series A Preferred Stock
Convertible Preferred Stock [Line Items]
Common stock issued (in Shares)	415,498